Parametric

International Equity Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 8.9%
Abacus Property Group	53,600	$125,006
AGL Energy, Ltd.	148,900	1,025,968
Alumina, Ltd.	168,000	222,613
Ampol, Ltd.	36,100	711,598
ARB Corp., Ltd.	10,500	315,024
ASX, Ltd.	7,100	398,941
Atlas Arteria, Ltd.	84,000	389,323
Atlassian Corp. PLC, Class A(1)	10,500	2,494,380
Aurizon Holdings, Ltd.	179,648	516,842
AusNet Services	790,600	1,157,223
Austal, Ltd.	72,300	134,167
Bank of Queensland, Ltd.	45,200	313,265
Bapcor, Ltd.	45,765	272,022
Beach Energy, Ltd.	428,666	415,492
Bendigo & Adelaide Bank, Ltd.	46,000	364,984
BHP Group, Ltd.	65,244	2,374,613
Bingo Industries, Ltd.	78,997	207,492
Brambles, Ltd.	113,965	912,965
Bravura Solutions, Ltd.	100,400	217,435
Breville Group, Ltd.	13,134	263,029
BWP Trust	79,954	254,473
Centuria Industrial REIT	91,244	244,428
Centuria Office REIT	67,500	114,449
Charter Hall Long Wale REIT	52,200	196,574
Charter Hall Retail REIT	75,300	215,888
Cimic Group, Ltd.(1)(2)	12,227	182,031
Cleanaway Waste Management, Ltd.	257,200	563,865
Coles Group, Ltd.	145,600	1,828,397
Collins Foods, Ltd.	20,500	179,431
Commonwealth Bank of Australia	30,923	2,116,883
Computershare, Ltd.	59,912	651,404
Cooper Energy, Ltd.(1)(2)	664,724	124,808
Cromwell Property Group	165,783	111,707
Crown Resorts, Ltd.(1)(2)	25,500	239,462
CSL, Ltd.	28,210	5,892,911
CSR, Ltd.	49,000	225,037
Dexus	66,800	524,366
Domain Holdings Australia, Ltd.(1)	156,678	611,397
Domino’s Pizza Enterprises, Ltd.	4,231	347,459
EML Payments, Ltd.(1)	73,900	323,214
Evolution Mining, Ltd.	80,276	284,241
Fortescue Metals Group, Ltd.	44,569	771,102
Goodman Group	112,583	1,641,748
GPT Group (The)	166,566	592,854

Security	Shares	Value
GUD Holdings, Ltd.(2)	15,500	$159,365
GWA Group, Ltd.	67,200	154,719
Hansen Technologies, Ltd.	30,805	135,059
Harvey Norman Holdings, Ltd.(2)	71,004	288,040
IDP Education, Ltd.	15,800	275,977
Infomedia, Ltd.(2)	61,241	74,122
Ingenia Communities Group	56,700	230,944
InvoCare, Ltd.(2)	17,400	151,552
IPH, Ltd.	40,216	219,420
IRESS, Ltd.	53,584	415,954
JB Hi-Fi, Ltd.	10,699	380,617
Karoon Energy, Ltd.(1)	257,876	252,461
Lendlease Corp., Ltd.	59,878	585,111
Lifestyle Communities, Ltd.	20,030	215,812
Link Administration Holdings, Ltd.	96,491	369,715
Medibank Pvt, Ltd.	167,700	397,897
Megaport, Ltd.(1)(2)	29,807	329,658
Metcash, Ltd.(2)	235,800	646,021
Mirvac Group	288,800	598,398
Monadelphous Group, Ltd.	19,351	189,200
National Australia Bank, Ltd.	61,500	1,258,547
National Storage REIT	157,700	244,611
Newcrest Mining, Ltd.	23,300	476,206
NEXTDC, Ltd.(1)	46,000	409,095
Northern Star Resources, Ltd.	56,796	456,324
Orica, Ltd.(2)	16,599	172,815
Origin Energy, Ltd.	280,172	895,872
Orora, Ltd.	65,655	160,645
Premier Investments, Ltd.	11,500	232,879
Qube Holdings, Ltd.	200,231	463,639
REA Group, Ltd.	12,200	1,484,310
Regis Resources, Ltd.	52,500	104,662
Rio Tinto, Ltd.	9,700	901,566
Service Stream, Ltd.(2)	198,800	156,964
Shopping Centres Australasia Property Group	118,852	228,430
Sigma Healthcare, Ltd.	463,931	213,852
Spark Infrastructure Group	758,533	1,281,094
St. Barbara, Ltd.	108,600	153,496
Suncorp Group, Ltd.	46,300	374,454
Tabcorp Holdings, Ltd.	131,400	501,009
Technology One, Ltd.	50,588	369,064
Telstra Corp., Ltd.	892,573	2,331,735
TPG Telecom, Ltd.(2)	143,163	607,806
Transurban Group(2)	207,541	2,263,083
Tuas, Ltd.(1)(2)	53,150	25,869
Viva Energy Group, Ltd.(3)	245,901	369,252
Vocus Group, Ltd.(1)	262,382	1,106,014
Washington H. Soul Pattinson & Co., Ltd.(2)	21,300	496,125
Waypoint REIT	96,300	185,070
Wesfarmers, Ltd.	60,785	2,533,882
Westpac Banking Corp.	68,400	1,318,114
Whitehaven Coal, Ltd.(1)	299,361	293,090

Security	Shares	Value
WiseTech Global, Ltd.	22,264	$535,867
Woodside Petroleum, Ltd.	118,100	2,059,743
Woolworths Group, Ltd.	113,396	3,439,192

		$65,244,929

Austria — 1.1%
Agrana Beteiligungs AG	5,979	$129,356
ams AG(1)	27,700	480,269
ANDRITZ AG	15,966	867,611
BAWAG Group AG(1)(3)	5,440	293,448
CA Immobilien Anlagen AG	22,201	972,906
Erste Group Bank AG(1)	15,837	562,882
Lenzing AG(1)	2,500	330,021
Mayr Melnhof Karton AG	459	95,261
Oesterreichische Post AG(2)	6,444	285,673
OMV AG	21,502	1,057,005
PIERER Mobility AG(1)	3,700	330,275
Porr AG(1)(2)	3,440	65,342
Rhi Magnesita NV	4,792	300,438
S&T AG(1)(2)	9,400	255,174
Telekom Austria AG	70,800	578,636
UNIQA Insurance Group AG	14,300	114,780
Verbund AG	10,478	860,486
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	80,080
voestalpine AG	6,646	288,332

		$7,947,975

Belgium — 2.2%
Ackermans & van Haaren NV	1,660	$265,425
Ageas S.A./NV	9,300	562,462
AGFA-Gevaert NV(1)	57,503	283,101
Anheuser-Busch InBev S.A./NV	28,644	2,028,925
Befimmo S.A.	5,550	235,969
bpost S.A.(1)	49,232	523,224
Care Property Invest N.V.(2)	4,146	125,682
Cofinimmo S.A.	3,691	565,879
D’Ieteren S.A./NV	7,319	794,716
Econocom Group S.A./NV(2)	65,622	262,506
Elia Group S.A./NV(2)	10,200	1,104,139
Etablissements Franz Colruyt NV	1,550	91,883
Euronav S.A.	60,260	519,400
EVS Broadcast Equipment S.A.(1)	8,119	171,752
Fagron	11,540	258,849
Gimv NV	1,766	110,836
Groupe Bruxelles Lambert S.A.	6,034	659,837
Intervest Offices & Warehouses N.V.	3,632	96,964
Materialise NV ADR(1)	12,600	376,992
Melexis NV	7,198	783,577
Mithra Pharmaceuticals S.A.(1)(2)	3,231	92,529
Montea C.V.A.	2,560	280,549
Proximus SADP	65,274	1,390,659
Shurgard Self Storage S.A.	3,517	163,614
Sofina S.A.	1,080	410,356

Security	Shares	Value
Telenet Group Holding NV(2)	13,745	$587,757
Tessenderlo Group S.A.(1)	11,279	481,364
UCB S.A.	12,121	1,122,381
Umicore S.A.	22,700	1,379,311
VGP NV	1,031	179,963
Xior Student Housing N.V.	4,221	235,872

		$16,146,473

Denmark — 2.3%
Alm Brand A/S	16,800	$191,006
Ambu AS	2,700	151,121
Ascendis Pharma A/S ADR(1)	700	101,479
Bakkafrost P/F(2)	6,022	477,098
Carlsberg A/S, Class B	8,839	1,550,714
Chr. Hansen Holding A/S(1)	9,839	903,293
Coloplast A/S, Class B	1,700	281,587
D/S Norden A/S	5,700	146,981
Drilling Co. of 1972 A/S (The)(1)	4,300	179,947
DSV Panalpina A/S	4,700	1,047,114
Jyske Bank A/S(1)	8,666	422,064
Matas A/S(1)	10,900	161,258
Netcompany Group A/S(2)(3)	2,500	260,734
NKT A/S(1)	3,200	132,389
Novo Nordisk A/S, Class B	22,678	1,672,898
Novozymes A/S, Class B	20,600	1,461,005
Orsted A/S(3)	13,973	2,031,183
Pandora A/S	14,660	1,660,228
Per Aarsleff Holding AS	2,600	127,358
Ringkjoebing Landbobank A/S	4,160	422,893
Scandinavian Tobacco Group AS(3)	13,300	242,238
SimCorp A/S	7,565	1,000,240
Spar Nord Bank A/S	15,000	166,016
Sydbank A/S	12,000	357,720
Topdanmark A/S	4,627	224,987
Tryg A/S	20,915	478,261
Vestas Wind Systems AS	25,505	1,051,864

		$16,903,676

Finland — 2.2%
Elisa Oyj	21,597	$1,224,277
Fortum Oyj	56,906	1,495,421
Huhtamaki Oyj	6,300	298,878
Kemira Oyj	9,600	156,815
Kesko Oyj, Class B	59,056	1,798,217
Kojamo Oyj	33,700	729,809
Kone Oyj, Class B	12,214	959,318
Metsa Board Oyj	21,700	276,094
Neste Oyj	27,035	1,634,826
Nokia Oyj(1)	265,527	1,257,789
Nokian Renkaat Oyj(2)	2,900	107,971
Nordea Bank Abp	157,829	1,635,831
Orion Oyj, Class B(2)	31,613	1,399,360

Security	Shares	Value
QT Group Oyj(1)	900	$106,478
TietoEVRY Oyj	4,494	155,637
Tokmanni Group Corp.	69,346	1,783,327
UPM-Kymmene Oyj	21,860	854,882
Valmet Oyj	8,331	347,963
YIT Oyj(2)	23,700	146,825

		$16,369,718

France — 9.0%
Aeroports de Paris(1)	2,445	$313,407
Air Liquide S.A.	34,685	5,841,033
Albioma S.A.	8,000	362,088
Alstom S.A.(1)	7,150	390,473
Altarea SCA	2,100	423,489
Amundi S.A.(1)(3)	8,135	724,979
Atos SE(1)	8,580	584,295
AXA S.A.(2)	85,700	2,420,598
BioMerieux	2,400	285,484
Bouygues S.A.(2)	7,300	312,845
Bureau Veritas S.A.(1)	12,318	368,397
Carmila SA	25,100	421,343
Casino Guichard Perrachon S.A.(1)	25,468	889,253
Cie Generale des Etablissements Michelin SCA	3,940	570,120
Credit Agricole S.A.(1)	88,407	1,367,498
Danone S.A.(2)	37,118	2,620,140
Dassault Aviation S.A.(1)	200	217,886
Dassault Systemes SE	9,786	2,270,082
Edenred	9,450	535,734
Eiffage S.A.(1)	3,370	369,141
Engie S.A.(1)	176,500	2,629,046
EssilorLuxottica S.A.	5,934	987,654
Eurazeo SE	7,500	624,895
Eurofins Scientific SE(1)	5,900	584,345
Eutelsat Communications S.A.	30,600	387,204
Gaztransport Et Technigaz S.A.	1,301	111,049
Gecina S.A.	9,234	1,351,650
Getlink SE(1)	15,500	246,564
Hermes International	670	840,924
ICADE(2)	8,000	622,544
Iliad S.A.	3,000	544,762
Klepierre S.A.(2)	39,039	1,036,139
L’Oreal S.A.	6,600	2,702,502
La Francaise des Jeux SAEM(3)	7,500	384,350
Legrand S.A.	6,562	638,744
LVMH Moet Hennessy Louis Vuitton SE	4,370	3,292,140
Mercialys S.A.	25,100	321,175
Metropole Television S.A.(1)	17,662	392,441
Neoen S.A.(1)(2)(3)	7,631	349,412
Nexity S.A.	12,400	672,002
Orange S.A.	138,000	1,718,543
Quadient S.A.	11,000	300,651
Robertet SA	171	201,480
Rothschild & Co.(1)	5,492	195,355
Rubis SCA	15,200	713,530

Security	Shares	Value
Sanofi(2)	49,604	$5,200,596
Schneider Electric SE	6,400	1,021,157
SCOR SE(1)(2)	20,167	651,625
SEB S.A.	1,980	360,588
Societe BIC S.A.	3,200	226,138
SOITEC(1)	1,400	282,709
Sopra Steria Group SACA(1)	1,900	353,610
Suez S.A.	50,800	1,214,175
Talend S.A. ADR(1)(2)	8,600	553,926
Teleperformance	1,408	543,691
Thales S.A.	4,200	428,174
TOTAL SE	143,415	6,338,621
Ubisoft Entertainment S.A.(1)	7,800	585,344
Valneva SE(1)	11,600	195,197
Vinci S.A.(2)	10,230	1,122,535
Vivendi SE	57,500	2,004,479
Voltalia SA(1)(2)	12,800	363,344
Wendel SE	4,600	612,312
Worldline S.A.(1)(3)	8,496	834,122

		$66,029,729

Germany — 8.9%
adidas AG(1)	3,900	$1,204,557
Allianz SE	12,080	3,136,171
BASF SE	48,181	3,882,967
Bayerische Motoren Werke AG	8,860	887,862
Bayerische Motoren Werke AG, PFC Shares	4,800	393,131
Befesa S.A.(3)	4,524	316,487
Beiersdorf AG	19,796	2,234,384
Carl Zeiss Meditec AG	2,900	510,897
CompuGroup Medical SE & Co. KgaA	3,284	300,553
Continental AG	3,700	500,015
Covestro AG(3)	7,500	490,496
Cropenergies Ag	5,200	66,781
Delivery Hero SE(1)(3)	5,167	819,696
Deutsche Bank AG(1)	59,700	831,696
Deutsche Boerse AG	6,040	1,040,845
Deutsche Post AG	23,100	1,360,524
Deutsche Telekom AG	248,395	4,780,371
Deutsche Wohnen SE	38,910	2,104,978
Dialog Semiconductor PLC(1)	3,197	250,454
E.ON SE	261,600	3,154,328
Evonik Industries AG	8,000	280,072
Evotec SE(1)	10,547	438,719
Fielmann AG(1)	2,817	214,482
Fresenius Medical Care AG & Co. KGaA	10,428	830,343
FUCHS PETROLUB SE	3,686	159,729
FUCHS PETROLUB SE, PFC Shares	2,000	106,499
Gerresheimer AG	4,000	430,228
Hannover Rueck SE	2,400	443,186
HelloFresh SE(1)	3,900	323,227
Henkel AG & Co. KGaA, PFC Shares	30,430	3,495,483
Knorr-Bremse AG	3,291	403,398
KWS Saat SE and Co. KGaA	1,025	91,089
LEG Immobilien SE	9,217	1,282,409

Security	Shares	Value
Merck KGaA	6,220	$1,092,757
MorphoSys AG(1)	3,473	327,902
Muenchener Rueckversicherungs-Gesellschaft AG	4,469	1,291,246
Puma SE(1)	4,602	485,153
QIAGEN NV(1)	12,000	585,042
Rational AG	340	282,831
RWE AG	79,737	3,027,761
SAP SE	37,952	5,314,063
Sartorius AG, PFC Shares	1,569	885,262
Scout24 AG(3)	7,300	606,927
Siemens AG	19,540	3,259,954
Siemens Energy AG(1)	9,770	326,777
Siemens Healthineers AG(3)	12,008	686,215
Suedzucker AG	42,800	700,824
Symrise AG	9,900	1,278,436
TeamViewer AG(1)(3)	21,345	1,014,582
Telefonica Deutschland Holding AG(3)	364,647	1,059,726
Uniper SE	13,300	485,293
United Internet AG	3,400	142,997
Varta AG(1)(2)	3,100	450,864
VERBIO Vereinigte BioEnergie AG	2,600	131,125
Volkswagen AG	900	285,725
Volkswagen AG, PFC Shares	4,126	1,074,243
Vonovia SE	47,566	3,125,311
Washtec AG(1)	1,347	86,942
Zalando SE(1)(3)	3,800	395,195

		$65,169,210

Hong Kong — 4.2%
AIA Group, Ltd.	203,000	$2,576,592
Alibaba Health Information Technology, Ltd.(1)	686,000	2,088,044
Bank of East Asia, Ltd. (The)	27,800	58,289
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(2)	83,000	120,181
BOC Hong Kong Holdings, Ltd.	60,000	210,975
Budweiser Brewing Co. APAC Ltd.(3)	443,900	1,398,775
C-Mer Eye Care Holdings, Ltd.(2)	180,000	136,622
Cafe de Coral Holdings, Ltd.	84,000	182,337
Cathay Pacific Airways, Ltd.(1)(2)	317,000	278,754
Champion REIT	149,000	86,545
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	360,500	2,772,026
China Tobacco International HK Co., Ltd.(2)	43,000	97,945
China Traditional Chinese Medicine Holdings Co., Ltd.	662,000	377,984
China Youzan, Ltd.(1)	3,432,000	1,104,885
Chow Sang Sang Holdings International, Ltd.	153,000	260,090
Chow Tai Fook Jewellery Group, Ltd.	251,200	404,618
CK Hutchison Holdings, Ltd.	154,000	1,258,658
CLP Holdings, Ltd.	132,000	1,302,934
Fortune REIT	129,000	130,005
Galaxy Entertainment Group, Ltd.(1)	100,000	877,812
Global Cord Blood Corp.(1)(2)	29,600	148,296
Glory Sun Financial Group, Ltd.(1)	2,992,000	99,726
Hang Lung Properties, Ltd.	86,000	234,627
Hang Seng Bank, Ltd.	13,000	254,502
Henderson Land Development Co., Ltd.	71,867	319,429
HK Electric Investments & HK Electric Investments, Ltd.	355,500	355,870

Security	Shares	Value
HKT Trust and HKT, Ltd.	912,000	$1,324,210
Hong Kong & China Gas Co., Ltd.	911,907	1,462,742
Hong Kong Exchanges & Clearing, Ltd.	20,000	1,206,221
Hongkong Land Holdings, Ltd.	61,200	302,647
Hysan Development Co., Ltd.	37,000	139,289
Jardine Matheson Holdings, Ltd.	15,900	1,067,672
Kerry Logistics Network, Ltd.	116,500	349,693
Kerry Properties, Ltd.	32,500	109,503
Lifestyle International Holdings, Ltd.(1)	152,500	123,548
Link REIT	87,600	826,336
Luk Fook Holdings International, Ltd.	45,000	112,460
MGM China Holdings, Ltd.	166,400	273,713
MTR Corp., Ltd.	108,500	604,284
New World Development Co., Ltd.	77,000	407,458
NWS Holdings, Ltd.	295,000	325,571
Pacific Textiles Holdings, Ltd.	244,000	155,823
Power Assets Holdings, Ltd.	151,000	928,016
Sands China, Ltd.(1)	200,400	948,305
Shangri-La Asia, Ltd.(1)	200,000	190,395
Sino Land Co., Ltd.	116,000	172,277
SJM Holdings, Ltd.	233,000	300,886
Sun Hung Kai Properties, Ltd.	56,000	842,372
SUNeVision Holdings, Ltd.	260,000	268,281
Swire Properties, Ltd.	45,400	135,480
Town Health International Medical Group, Ltd.(1)	604,000	25,271
UNTRADE.SUPERB SUMMIT(1)(2)(5)	230,000	0
Vitasoy International Holdings, Ltd.	44,000	169,902
VSTECS Holdings, Ltd.	334,000	330,049
VTech Holdings, Ltd.	58,800	538,118
Yuexiu Real Estate Investment Trust	255,000	128,257

		$30,905,300

Ireland — 2.4%
Bank of Ireland Group PLC(1)	505,365	$2,961,352
Cairn Homes PLC(1)	146,637	195,029
CRH PLC	59,402	2,802,836
DCC PLC	11,500	997,844
Fineos Corp. Holdings PLC CDI(1)	41,347	124,875
Flutter Entertainment PLC(1)	12,153	2,477,511
Glenveagh Properties PLC(1)(3)	77,242	84,668
Hibernia REIT PLC	69,210	94,620
ICON PLC(1)(2)	9,100	1,974,245
Irish Continental Group PLC(1)	87,730	479,775
Irish Residential Properties REIT PLC	311,874	609,786
Kerry Group PLC, Class A	19,618	2,542,918
Kingspan Group PLC	17,153	1,525,674
Nabriva Therapeutics PLC(1)(2)	13,289	23,654
UDG Healthcare PLC	41,868	495,502
Uniphar PLC(1)	37,081	131,605

		$17,521,894

Israel — 2.3%
Airport City, Ltd.(1)	16,700	$277,301
Amot Investments, Ltd.	40,781	265,906
AudioCodes, Ltd.(2)	3,200	98,592

Security	Shares	Value
Azrieli Group, Ltd.	10,067	$706,408
Bank Hapoalim B.M.(1)	55,057	437,572
Bank Leumi Le-Israel B.M.(1)	92,631	650,245
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	1,151,312	1,249,223
Check Point Software Technologies, Ltd.(1)	4,700	549,007
Compugen, Ltd.(1)(2)	11,500	99,245
Danel Adir Yeoshua, Ltd.	1,100	191,515
Doral Group Renewable Energy Resources, Ltd.(1)	37,500	163,681
Elbit Systems, Ltd.	3,930	538,964
Electra, Ltd.	720	398,827
Energix-Renewable Energies, Ltd.	109,890	430,796
FIBI Holdings, Ltd.(1)	2,300	79,783
First International Bank of Israel, Ltd.	7,535	229,741
Fiverr International, Ltd.(1)	3,600	749,052
Hilan, Ltd.	3,200	167,077
ICL Group, Ltd	317,723	2,032,990
Inrom Construction Industries, Ltd.	40,400	214,341
Kenon Holdings, Ltd.	13,168	433,597
Matrix IT, Ltd.	7,477	196,744
Maytronics, Ltd.	41,700	849,114
Mizrahi Tefahot Bank, Ltd.(1)	12,760	358,643
Nice, Ltd.(1)	1,294	312,067
Oil Refineries, Ltd.(1)	912,196	251,009
OPC Energy, Ltd.(1)	49,600	495,387
Paz Oil Co., Ltd.	5,234	576,606
Radware, Ltd.(1)	6,000	166,260
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,680	257,846
Redhill Biopharma, Ltd. ADR(1)(2)	8,400	57,288
Reit 1, Ltd.	72,916	386,262
Shapir Engineering and Industry, Ltd.	30,000	214,762
Shufersal, Ltd.	82,353	666,476
Taro Pharmaceutical Industries, Ltd.(1)	2,100	155,442
Teva Pharmaceutical Industries, Ltd. ADR(1)	107,600	1,151,320
Tower Semiconductor, Ltd.(1)	8,100	233,848
Victory Supermarket Chain, Ltd.	10,200	241,996

		$16,534,933

Italy — 4.4%
Assicurazioni Generali SpA	32,700	$654,537
ASTM SpA(1)	12,765	395,513
Atlantia SpA(1)	48,424	944,036
Banca Mediolanum SpA(1)	14,000	130,626
Banca Popolare di Sondrio SCPA(1)	35,600	149,678
Banco BPM SpA	78,600	223,554
Bio-On SpA(1)(2)(5)	12,900	0
BPER Banca(1)	32,400	73,824
Brunello Cucinelli SpA(1)	6,234	317,331
Buzzi Unicem SpA	7,400	197,446
Cementir Holding NV	48,418	540,306
Cerved Group SpA(1)	9,600	112,616
Datalogic SpA	5,730	117,802
Davide Campari-Milano NV	127,434	1,503,772
De’Longhi SpA	10,450	456,769
DiaSorin SpA	7,620	1,294,161

Security	Shares	Value
Digital Bros SpA(2)	8,900	$252,050
Enav SpA(3)	46,000	213,499
Enel SpA	242,788	2,410,721
Eni SpA	312,531	3,722,523
Ferrari NV	7,500	1,606,626
Fila SpA(1)	5,500	62,904
Fincantieri SpA(1)(2)	128,000	98,736
FinecoBank Banca Fineco SpA(1)	24,111	414,704
GVS SpA(1)(3)	23,883	416,188
Hera SpA	46,677	187,831
Infrastrutture Wireless Italiane SpA(3)	104,600	1,220,417
Interpump Group SpA	11,400	606,821
Intesa Sanpaolo SpA(1)	535,073	1,491,737
Iren SPA	42,400	126,555
Italgas SpA	24,300	158,481
Mediaset SpA(1)(2)	390,900	1,248,182
Moncler SpA(1)	7,800	478,065
Nexi SpA(1)(3)	11,200	214,540
Poste Italiane SpA(3)	16,700	218,622
Prada SpA(1)	62,700	389,134
Prysmian SpA	24,700	772,778
RAI Way SpA(3)	74,400	436,761
Recordati Industria Chimica e Farmaceutica SpA	30,447	1,677,586
Reply SpA	4,480	609,062
Retelit SpA(2)	222,200	616,011
Salvatore Ferragamo SpA(1)(2)	11,072	237,054
Saras SpA(1)(2)	254,500	175,528
Snam SpA	48,800	274,600
STMicroelectronics NV	85,300	3,185,007
Technogym SpA(1)(3)	16,800	225,063
Terna Rete Elettrica Nazionale SpA	52,300	385,527
Tinexta SpA(1)	5,327	159,911
Unipol Gruppo SpA(1)	33,400	182,535
UnipolSai Assicurazioni SpA(2)	64,182	199,324
Webuild SpA(2)	166,800	359,245

		$32,146,299

Japan — 12.9%
Acom Co., Ltd.(2)	41,900	$180,103
Advance Residence Investment Corp.	88	280,266
Aeon Co., Ltd.	26,100	712,240
AGC, Inc.	4,800	218,877
Air Water, Inc.(2)	12,300	203,451
Ajinomoto Co., Inc.	23,100	461,964
Alfresa Holdings Corp.	13,900	249,167
Asahi Intecc Co., Ltd.(2)	8,800	236,868
Astellas Pharma, Inc.	45,900	690,844
Azbil Corp.	3,900	157,471
Bandai Namco Holdings, Inc.	4,200	308,200
Bank of Kyoto, Ltd. (The)(2)	4,500	241,749
Bridgestone Corp.	8,600	344,672
Brother Industries, Ltd.	7,500	159,023
Calbee, Inc.	7,600	182,282

Security	Shares	Value
Canon, Inc.(2)	19,500	$463,713
Capcom Co., Ltd.	13,200	428,248
Casio Computer Co., Ltd.	15,400	272,676
Central Japan Railway Co.	2,700	395,582
Chiba Bank, Ltd. (The)	41,300	258,257
Chubu Electric Power Co., Inc.	62,200	753,764
Chugai Pharmaceutical Co., Ltd.	17,600	660,614
Chugoku Electric Power Co., Inc. (The)(2)	36,100	404,022
Citizen Watch Co., Ltd.	27,900	93,878
Concordia Financial Group, Ltd.	70,500	265,044
COSMOS Pharmaceutical NV	1,900	272,701
CyberAgent, Inc.	26,800	550,001
Dai Nippon Printing Co., Ltd.	5,700	112,947
Daicel Corp.	19,800	152,995
Daido Steel Co., Ltd.	4,700	222,999
Daifuku Co., Ltd.	2,700	266,874
Daiichi Sankyo Co., Ltd.	45,400	1,159,535
Daikin Industries, Ltd.	3,100	625,315
Daito Trust Construction Co., Ltd.	3,600	382,799
Daiwa House Industry Co., Ltd.	30,100	892,533
Daiwa House REIT Investment Corp.	141	377,627
Daiwa Office Investment Corp.	35	252,917
Daiwa Securities Group, Inc.	73,100	390,070
DeNA Co., Ltd.	17,400	355,992
Denka Co., Ltd.	7,700	301,551
Dentsu Group, Inc.	15,500	478,386
DIC Corp.	5,600	143,131
Disco Corp.	800	258,337
East Japan Railway Co.	4,400	301,346
ENEOS Holdings, Inc.	262,200	1,127,700
Ezaki Glico Co., Ltd.	6,000	224,544
Fast Retailing Co., Ltd.	900	738,388
Frontier Real Estate Investment Corp.	64	279,623
FUJIFILM Holdings Corp.	7,400	479,337
Fujitsu, Ltd.	3,600	571,889
Fukuoka Financial Group, Inc.	17,600	300,182
GLP J-REIT	270	452,935
GMO Payment Gateway, Inc.	2,100	267,001
Hakuhodo DY Holdings, Inc.	21,800	368,950
Hamamatsu Photonics K.K.	6,800	394,143
Hankyu Hanshin Holdings, Inc.	4,400	138,772
Hikari Tsushin, Inc.	1,400	281,624
Hirose Electric Co., Ltd.	1,040	165,783
Hisamitsu Pharmaceutical Co., Inc.	4,700	274,175
Hitachi Metals, Ltd.(1)(2)	12,900	250,105
House Foods Group, Inc.	7,700	239,432
Hoya Corp.	9,400	1,068,454
Hulic Co., Ltd.	29,000	330,848
Ibiden Co., Ltd.(2)	3,900	184,094
Idemitsu Kosan Co., Ltd.	31,000	741,395
Industrial & Infrastructure Fund Investment Corp.	174	315,066
Ito En, Ltd.(2)	3,200	177,190
ITOCHU Corp.	14,500	452,672

Security	Shares	Value
Iwatani Corp.	8,200	$513,922
Japan Exchange Group, Inc.	19,100	447,960
Japan Logistics Fund, Inc.	71	203,039
Japan Post Bank Co., Ltd.(2)	33,500	306,339
Japan Post Holdings Co., Ltd.	60,200	505,888
Japan Real Estate Investment Corp.	83	514,450
Japan Tobacco, Inc.	36,800	690,319
JSR Corp.	10,200	314,405
Kajima Corp.	10,500	145,246
Kakaku.com, Inc.	14,000	380,104
Kaneka Corp.	6,400	249,266
Kansai Paint Co., Ltd.	10,500	264,380
Kao Corp.	14,000	900,110
KDDI Corp.	44,700	1,351,256
Keikyu Corp.(2)	13,700	175,649
Keio Corp.	2,200	143,215
Keisei Electric Railway Co., Ltd.	5,800	181,129
Kenedix Office Investment Corp.(2)	45	331,359
Kewpie Corp.	9,800	231,984
Keyence Corp.	3,100	1,488,163
Kintetsu Group Holdings Co., Ltd.(1)(2)	5,500	197,310
Kirin Holdings Co., Ltd.	30,200	567,133
Kobayashi Pharmaceutical Co., Ltd.	3,300	294,730
Kobe Bussan Co., Ltd.(2)	10,500	280,499
Konami Holdings Corp.	7,700	459,277
Kubota Corp.	14,300	336,418
Kuraray Co., Ltd.	19,500	211,969
Kyocera Corp.	6,300	382,493
Kyowa Kirin Co., Ltd.	9,500	289,162
Kyushu Electric Power Co., Inc.	55,000	504,116
LaSalle Logiport REIT	165	267,769
Lasertec Corp.	2,000	352,178
Lawson, Inc.	4,600	206,729
Lion Corp.(2)	17,300	324,603
M3, Inc.	12,100	835,866
Makita Corp.	4,000	180,141
Marubeni Corp.	31,400	261,538
Marui Group Co., Ltd.	14,700	276,275
Maruichi Steel Tube, Ltd.	5,100	127,658
Matsumotokiyoshi Holdings Co., Ltd.(2)	7,300	293,580
Medipal Holdings Corp.	12,500	230,006
MEIJI Holdings Co., Ltd.	5,300	328,884
MISUMI Group, Inc.(2)	7,800	220,301
Mitsubishi Chemical Holdings Corp.	50,700	377,435
Mitsubishi Corp.	14,300	395,405
Mitsubishi Electric Corp.	27,500	423,729
Mitsubishi Estate Co., Ltd.	60,800	1,000,700
Mitsubishi Gas Chemical Co., Inc.	14,200	328,087
Mitsubishi Heavy Industries, Ltd.	4,700	139,911
Mitsubishi Materials Corp.	7,400	166,252
Mitsubishi UFJ Financial Group, Inc.(6)	324,800	1,727,967
Mitsui & Co., Ltd.	18,200	384,086
Mitsui Chemicals, Inc.	10,600	333,687
Mitsui Fudosan Co., Ltd.	46,400	1,008,703

Security	Shares	Value
Mitsui Fudosan Logistics Park, Inc.	42	$217,383
Mizuho Financial Group, Inc.	73,180	1,029,967
MS&AD Insurance Group Holdings, Inc.	16,500	468,115
Murata Manufacturing Co., Ltd.	11,100	882,532
Nagoya Railroad Co., Ltd.(1)(2)	4,300	98,766
NEC Corp.	6,600	383,695
Nexon Co., Ltd.	20,900	691,315
Nichirei Corp.	7,300	184,619
Nidec Corp.	6,100	704,360
Nihon Kohden Corp.	9,200	278,194
Nihon M&A Center, Inc.(2)	8,600	224,673
Nintendo Co., Ltd.	3,300	1,893,054
Nippon Accommodations Fund, Inc.	55	326,279
Nippon Building Fund, Inc.	91	597,232
Nippon Express Co., Ltd.	2,500	191,334
Nippon Gas Co., Ltd.	11,100	195,298
Nippon Kayaku Co., Ltd.	17,700	163,709
Nippon Paint Holdings Co., Ltd.(2)	51,300	732,761
Nippon Paper Industries Co., Ltd.	10,000	123,022
Nippon Prologis REIT, Inc.	135	432,604
Nippon Shinyaku Co., Ltd.	4,300	290,050
Nippon Shokubai Co., Ltd.	3,500	183,957
Nippon Telegraph & Telephone Corp.	37,700	950,525
Nissan Motor Co., Ltd.(1)	58,500	293,667
Nissin Foods Holdings Co., Ltd.	5,000	354,305
Nitori Holdings Co., Ltd.	2,200	394,032
Nitto Denko Corp.	6,600	546,178
NOF Corp.	4,300	227,241
Nomura Research Institute, Ltd.	11,600	355,993
NTT Data Corp.	20,600	320,762
Obic Co., Ltd.	1,700	327,634
Odakyu Electric Railway Co., Ltd.(2)	5,100	138,128
Oji Holdings Corp.	48,300	304,667
Omron Corp.	4,700	355,912
Ono Pharmaceutical Co., Ltd.	13,500	340,050
Oracle Corp. Japan	1,900	178,135
Oriental Land Co., Ltd.	3,700	524,515
Osaka Gas Co., Ltd.	39,200	758,754
Otsuka Corp.	4,400	221,336
Otsuka Holdings Co., Ltd.	16,800	643,852
Pan Pacific International Holdings Corp.	14,900	321,174
PeptiDream, Inc.(1)	5,800	248,254
Pigeon Corp.	8,000	271,508
Rakuten Group, Inc.	18,600	236,446
Relo Group, Inc.	14,400	295,928
Resona Holdings, Inc.	91,700	377,496
Ricoh Co., Ltd.	25,600	273,565
Rinnai Corp.	1,700	170,704
ROHM Co., Ltd.	3,200	315,880
Rohto Pharmaceutical Co., Ltd.	10,000	256,512
Ryohin Keikaku Co., Ltd.	9,000	189,550
Santen Pharmaceutical Co., Ltd.	16,700	213,888

Security	Shares	Value
Sawai Group Holdings Co., Ltd.	3,400	$163,638
SECOM Co., Ltd.	3,600	300,004
Sekisui House Reit, Inc.(2)	380	316,189
Sekisui House, Ltd.	16,000	324,042
Seven Bank, Ltd.	101,900	219,433
SG Holdings Co., Ltd.	11,400	258,884
Shikoku Electric Power Co., Inc.	45,400	333,402
Shimadzu Corp.	7,900	276,839
Shimano, Inc.	1,800	411,579
Shimizu Corp.	15,300	125,370
Shin-Etsu Chemical Co., Ltd.	12,300	2,076,265
Shizuoka Bank, Ltd. (The)(2)	29,100	223,298
Showa Denko K.K.(2)	12,600	381,523
SMC Corp.	700	406,754
SoftBank Corp.	51,900	669,010
Sony Group Corp.	14,700	1,469,690
Square Enix Holdings Co., Ltd.	7,100	393,697
Sumitomo Corp.	15,000	203,835
Sumitomo Mitsui Financial Group, Inc.	38,000	1,334,891
Sumitomo Mitsui Trust Holdings, Inc.	13,900	473,748
Sumitomo Osaka Cement Co., Ltd.	4,000	127,034
Sumitomo Realty & Development Co., Ltd.	21,300	711,013
Suntory Beverage & Food, Ltd.	6,700	226,161
Suzuken Co., Ltd.	5,100	183,791
Sysmex Corp.	4,900	489,429
Taisei Corp.	4,500	166,267
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	235,824
Taiyo Yuden Co., Ltd.	3,600	165,234
Takashimaya Co., Ltd.	12,400	137,079
TEIJIN, Ltd.	12,200	200,867
Terumo Corp.	19,600	741,119
TIS, Inc.	8,700	215,849
Tobu Railway Co., Ltd.	3,900	100,425
Toho Co., Ltd.	9,300	370,632
Toho Gas Co., Ltd.(2)	10,100	562,897
Tohoku Electric Power Co., Inc.	38,500	340,108
Tokai Carbon Co., Ltd.(2)	10,800	175,750
Tokio Marine Holdings, Inc.	19,000	911,181
Tokyo Gas Co., Ltd.	33,700	683,904
Tokyo Ohka Kogyo Co., Ltd.	2,200	145,792
Tokyu Corp.	9,800	126,036
Toppan Printing Co., Ltd.	7,900	134,913
Toshiba Corp.	6,400	264,520
Tosoh Corp.	20,400	361,588
TOTO, Ltd.	3,200	166,368
Toyo Suisan Kaisha, Ltd.	7,200	293,580
Toyota Industries Corp.	4,600	369,329
Toyota Motor Corp.	28,500	2,132,489
Trend Micro, Inc.	3,900	185,636
Tsuruha Holdings, Inc.	2,400	277,436
Unicharm Corp.	14,700	571,394

Security	Shares	Value
USS Co., Ltd.	8,100	$146,981
Welcia Holdings Co., Ltd.	8,400	262,054
West Japan Railway Co.	4,300	237,729
Yakult Honsha Co., Ltd.	6,500	316,398
Yamaguchi Financial Group, Inc.	32,200	190,457
Yamato Holdings Co., Ltd.	6,600	186,145
Yamazaki Baking Co., Ltd.(2)	15,300	242,520
Z Holdings Corp.	120,000	553,472
Zeon Corp.	17,700	282,222
ZOZO, Inc.	8,300	279,162

		$94,530,499

Netherlands — 4.5%
ABN AMRO Bank NV(1)(3)	39,700	$512,611
Aegon NV(2)	114,300	529,703
ASML Holding NV	9,428	6,120,106
ASR Nederland NV	12,100	528,473
Boskalis Westminster(1)	12,178	388,688
Corbion NV	20,000	1,171,240
CureVac N.V.(1)(2)	2,600	304,044
Euronext NV(3)	5,000	502,915
Flow Traders(2)(3)	7,300	301,419
GrandVision NV(1)(3)	6,200	200,548
IMCD NV	5,176	751,810
Intertrust NV(1)(3)	19,500	361,048
JDE Peet’s NV(1)	36,560	1,421,458
Just Eat Takeaway.com NV(1)(2)(3)	2,700	278,973
Koninklijke Ahold Delhaize NV	77,272	2,079,537
Koninklijke DSM NV	14,408	2,583,354
Koninklijke KPN NV(2)	746,650	2,575,653
Koninklijke Philips NV(1)	63,457	3,588,056
Koninklijke Vopak NV	13,000	595,247
NN Group NV	20,550	1,025,002
NSI NV	5,968	242,622
PostNL NV(2)	71,792	375,000
Prosus NV	28,673	3,111,926
SBM Offshore NV(2)	42,517	738,035
Signify NV(1)(3)	11,700	664,432
Van Lanschot Kempen N.V.(1)	2,900	84,882
Vastned Retail NV(2)	7,610	228,378
Wolters Kluwer NV(2)	17,095	1,546,260

		$32,811,420

New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	138,464	$757,008
Argosy Property, Ltd.	144,849	153,742
Auckland International Airport, Ltd.(1)	145,752	788,235
Contact Energy, Ltd.	53,366	288,038
Fisher & Paykel Healthcare Corp., Ltd.	29,761	767,027
Fletcher Building, Ltd.	202,321	1,051,851
Genesis Energy, Ltd.	38,800	95,395
Goodman Property Trust	179,900	286,743
Heartland Group Holdings, Ltd.	183,499	237,122
Infratil, Ltd.	32,081	163,298
Kathmandu Holdings, Ltd.(1)	154,315	159,855

Security	Shares	Value
Mercury NZ, Ltd.	54,400	$269,478
Precinct Properties New Zealand, Ltd.	265,100	312,439
Pushpay Holdings, Ltd.(1)	115,268	150,935
Restaurant Brands New Zealand, Ltd.(1)	19,660	184,055
SKYCITY Entertainment Group, Ltd.(1)	231,739	591,794
Spark New Zealand, Ltd.	258,931	815,067
Volpara Health Technologies, Ltd.(1)(2)	68,123	69,629
Xero, Ltd.(1)	6,814	742,288
Z Energy, Ltd.(1)	168,235	321,883

		$8,205,882

Norway — 2.2%
ArcticZymes Technologies ASA(1)(2)	15,700	$186,752
Atea ASA	48,489	928,813
Bergenbio ASA(1)(2)	25,475	87,164
Borregaard ASA	27,054	595,344
DHT Holdings, Inc.	13,700	80,830
DNB ASA	54,951	1,178,492
Entra ASA(3)	58,483	1,320,771
Equinor ASA	60,110	1,213,787
Europris ASA(3)	82,000	558,149
Fjordkraft Holding ASA(3)	18,200	136,159
Frontline, Ltd.(2)	20,000	153,122
Gjensidige Forsikring ASA	16,200	367,888
Golar LNG, Ltd.(1)	17,900	205,492
Kongsberg Gruppen ASA	25,020	631,474
Medistim ASA	2,311	75,421
Mowi ASA	40,150	990,504
Nordic American Tankers, Ltd.	20,400	67,524
Nordic Nanovector ASA(1)(2)	44,014	140,390
Opera, Ltd. ADR(1)	61,800	670,530
Orkla ASA	75,100	765,503
Sbanken ASA(3)	7,500	93,192
Scatec ASA(3)	40,263	1,083,217
Schibsted ASA, Class A(1)	4,900	246,244
Schibsted ASA, Class B(1)	6,500	283,899
SFL Corp, Ltd.	7,300	56,648
SpareBank 1 SMN	14,400	194,093
Telenor ASA	56,200	1,001,202
Tomra Systems ASA	22,377	1,117,897
Veidekke ASA	20,997	322,445
Yara International ASA(2)	33,282	1,736,060

		$16,489,006

Portugal — 1.2%
Banco Comercial Portugues S.A.(1)(2)	7,064,053	$1,056,295
Corticeira Amorim SGPS S.A.	27,338	333,482
CTT - Correios de Portugal S.A.(1)	155,356	708,043
EDP - Energias de Portugal S.A.	211,095	1,173,383
EDP Renovaveis S.A.	3,900	92,924
Galp Energia SGPS S.A., Class B	123,229	1,418,957

Security	Shares	Value
Jeronimo Martins SGPS S.A.	89,021	$1,625,476
Navigator Co. S.A. (The)	309,419	1,042,648
NOS SGPS S.A.	253,048	959,331
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	85,805

		$8,496,344

Singapore — 2.2%
AEM Holdings, Ltd.	49,600	$152,355
Ascendas Real Estate Investment Trust	109,000	254,005
BW LPG, Ltd.(3)	9,091	67,256
CapitaLand Integrated Commercial Trust	215,740	348,067
CapitaLand, Ltd.	159,500	444,632
China Aviation Oil Singapore Corp, Ltd.	96,100	81,413
ComfortDelGro Corp., Ltd.	201,100	259,476
Flex, Ltd.(1)	81,400	1,416,360
Frasers Centrepoint Trust	56,900	103,682
Genting Singapore, Ltd.	1,170,700	759,257
Jardine Cycle & Carriage, Ltd.	22,400	389,926
Keppel Corp., Ltd.	149,500	607,376
Keppel DC REIT	92,156	186,037
Keppel Infrastructure Trust	801,185	330,762
Keppel REIT(2)	110,000	102,371
Manulife US Real Estate Investment Trust	113,000	85,828
Mapletree Commercial Trust	83,109	136,334
Mapletree Industrial Trust	68,200	144,686
Mapletree Logistics Trust	154,800	231,060
Oversea-Chinese Banking Corp., Ltd.	118,100	1,079,614
Parkway Life Real Estate Investment Trust	33,400	104,631
Raffles Medical Group, Ltd.	220,700	190,671
Sembcorp Industries, Ltd.	141,300	224,608
Sheng Siong Group, Ltd.	269,200	313,111
Singapore Airlines, Ltd.(1)(2)	162,600	616,240
Singapore Exchange, Ltd.	57,600	451,221
Singapore Post, Ltd.	211,600	122,329
Singapore Press Holdings, Ltd.(2)	563,700	778,311
Singapore Technologies Engineering, Ltd.	186,800	540,404
Singapore Telecommunications, Ltd.(7)	84,700	159,436
Singapore Telecommunications, Ltd.(7)	638,600	1,198,106
StarHub, Ltd.	360,700	365,493
Suntec Real Estate Investment Trust	89,800	102,910
United Overseas Bank, Ltd.	48,900	974,712
Venture Corp., Ltd.	38,100	574,875
Wilmar International, Ltd.	579,300	2,267,163

		$16,164,718

Spain — 4.6%
Acerinox S.A.	74,810	$1,037,345
Aena SME S.A.(1)(3)	7,571	1,315,806
Almirall S.A.	48,572	762,477
Amadeus IT Group S.A.(1)	47,150	3,210,822
Banco Santander S.A.	545,973	2,106,119
Bankinter S.A.	54,252	296,680

Security	Shares	Value
CaixaBank S.A.	287,929	$921,074
Cellnex Telecom S.A.(3)	62,084	3,511,723
Cia de Distribucion Integral Logista Holdings S.A.	26,697	555,017
Ebro Foods S.A.	36,000	736,131
Enagas S.A.	18,800	409,285
Faes Farma S.A.	89,052	371,044
Fluidra S.A.	17,023	591,141
Gestamp Automocion S.A.(1)(3)	28,900	149,230
Global Dominion Access S.A.(3)	31,250	154,034
Grifols S.A.(2)	62,700	1,698,301
Grupo Catalana Occidente S.A.	2,596	108,685
Iberdrola S.A.	195,349	2,639,936
Indra Sistemas S.A.(1)	10,400	108,210
Industria de Diseno Textil S.A.(2)	98,675	3,510,924
Laboratorios Farmaceuticos Rovi S.A.	6,200	359,405
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	54,252	106,316
Mapfre S.A.(2)	148,417	318,861
Merlin Properties Socimi S.A.	187,800	2,075,630
Neinor Homes S.A.(3)	10,000	132,004
Pharma Mar SA(2)	2,300	262,775
Red Electrica Corp. S.A.	26,578	487,920
Repsol S.A.	334,066	3,987,506
Siemens Gamesa Renewable Energy S.A.(1)	25,400	917,444
Tecnicas Reunidas S.A.(1)(2)	7,006	104,463
Viscofan S.A.	5,805	396,709
Zardoya Otis S.A.	30,400	192,560

		$33,535,577

Sweden — 4.5%
AcadeMedia AB(3)	7,500	$77,630
Alfa Laval AB(2)	6,950	234,720
Arjo AB, Class B	55,760	549,799
Assa Abloy AB, Class B	16,810	479,246
Atlas Copco AB, Class A	7,600	460,864
Atrium Ljungberg AB, Class B	7,700	161,285
Attendo AB(1)(3)	51,800	301,789
Avanza Bank Holding AB	31,760	1,140,033
Axfood AB	24,587	615,283
Betsson AB	23,476	213,303
BHG Group AB(1)	4,300	82,617
Bilia AB, Class A	16,300	284,130
BillerudKorsnas AB	45,811	935,588
BioGaia AB, Class B	4,249	202,798
Boozt AB(1)(3)	3,300	76,716
Camurus AB(1)(2)	3,700	93,010
Cantargia AB(1)(2)	12,200	48,533
Castellum AB	30,000	730,563
Catena AB	3,800	183,674
CELLINK AB(1)	2,700	154,824
Cibus Nordic Real Estate AB	7,400	156,319
Dios Fastigheter AB	19,400	184,656
Dometic Group AB(3)	13,100	206,157

Security	Shares	Value
Dustin Group AB(3)	25,800	$321,973
Electrolux AB, Series B	11,000	308,516
Embracer Group AB(1)	20,945	639,837
Epiroc AB, Class A(2)	16,126	348,926
Epiroc AB, Class B	11,200	219,290
Essity AB, Class B	62,085	2,026,330
Evolution Gaming Group AB(3)	7,183	1,417,986
Fabege AB	40,600	605,314
Fingerprint Cards AB, Class B(1)	205,863	842,302
Getinge AB, Class B	19,600	662,892
Hansa Biopharma AB(1)	4,500	89,076
Holmen AB, Class B	20,516	967,987
Hufvudstaden AB, Class A	16,200	258,223
Husqvarna AB, Class B	34,170	475,836
ICA Gruppen AB	16,600	765,144
Industrivarden AB, Class A	3,800	145,725
Indutrade AB	9,447	246,715
Investor AB	3,200	271,793
Investor AB, Class B(2)	9,400	797,933
JM AB	7,000	259,321
Karo Pharma AB(1)	29,600	186,189
Kungsleden AB	24,000	279,040
Lifco AB, Class B	2,000	214,185
Lundin Energy AB	29,152	929,889
MIPS AB	1,100	88,982
Mycronic AB(2)	26,942	795,452
NCC AB, Class B	6,000	113,134
Nibe Industrier AB, Class B	12,473	455,527
Nobia AB(2)	10,000	86,918
Paradox Interactive AB	8,600	201,492
RaySearch Laboratories AB(1)(2)	11,321	111,223
Saab AB, Class B	4,437	131,333
Samhallsbyggnadsbolaget i Norden AB	42,000	149,547
Sandvik AB(2)	8,000	197,836
Sectra AB(2)	3,463	247,096
Securitas AB, Class B	12,200	207,674
Sinch AB(1)(3)	1,300	203,017
Skanska AB, Class B	9,000	243,748
SkiStar AB(1)	4,900	74,168
Spotify Technology S.A.(1)	3,400	857,208
Stillfront Group AB(1)	9,000	91,767
Svenska Cellulosa AB SCA, Class B	83,964	1,470,325
Svenska Handelsbanken AB, Class A	82,000	949,582
Swedbank AB, Class A	22,300	391,479
Swedish Orphan Biovitrum AB(1)	22,039	374,154
Tele2 AB, Class B	46,720	603,449
Telefonaktiebolaget LM Ericsson, Class B	140,700	1,932,392
Telia Co. AB(2)	130,400	540,355
Tethys Oil AB	12,500	90,482
Thule Group AB(3)	4,200	190,503
Vitrolife AB	11,800	442,149

Security	Shares	Value
Wallenstam AB, Class B(2)	24,800	$383,272
Wihlborgs Fastigheter AB	18,900	386,355

		$32,864,578

Switzerland — 8.7%
Allreal Holding AG	2,788	$564,303
ALSO Holding AG	2,411	729,184
Baloise Holding AG	3,668	620,235
Banque Cantonale Vaudoise	4,280	436,331
Belimo Holding AG	1,180	470,910
BKW AG	2,892	323,885
Bucher Industries AG	401	210,452
Bystronic AG	75	91,671
Cembra Money Bank AG	3,380	367,533
Cie Financiere Richemont S.A.	67,396	6,916,634
Comet Holding AG	3,411	874,622
Daetwyler Holding AG, Bearer Shares	493	159,991
DKSH Holding AG	6,642	534,510
dormakaba Holding AG	707	464,593
Ems-Chemie Holding AG	1,460	1,363,219
Forbo Holding AG	376	720,130
Galenica AG(3)	5,783	391,373
Geberit AG	2,318	1,525,263
Givaudan S.A.	710	2,975,024
Gurit Holding AG	178	462,727
Helvetia Holding AG	4,114	494,605
Huber+Suhner AG	3,060	245,582
Inficon Holding AG	575	615,115
Interroll Holding AG	40	136,712
Intershop Holding AG	234	156,560
Kuehne & Nagel International AG	3,878	1,159,502
Landis+Gyr Group AG(1)	5,524	382,917
LEM Holding S.A.	200	374,539
Logitech International S.A.	26,919	2,996,202
Mobimo Holding AG	949	301,565
Nestle S.A.	72,580	8,661,022
Novartis AG	38,647	3,297,994
Partners Group Holding AG	914	1,301,963
Roche Holding AG PC	10,788	3,518,566
Roche Holding AG, Bearer Shares	1,301	452,367
Schindler Holding AG	1,944	540,912
Schindler Holding AG PC	2,895	823,812
Schweiter Technologies AG	220	357,016
SFS Group AG	1,137	146,559
SGS S.A.	348	1,029,698
Siegfried Holding AG	376	345,794
SIG Combibloc Group AG	20,416	500,418
Sika AG	11,917	3,559,162
Stadler Rail AG(2)	9,144	457,777
Swatch Group AG (The)	3,859	1,182,809
Swiss Life Holding AG	1,733	844,372

Security	Shares	Value
Swiss Prime Site AG	16,418	$1,597,788
Swisscom AG	4,086	2,218,488
Tecan Group AG	681	331,841
u-blox Holding AG	3,125	214,251
UBS Group AG	93,192	1,423,097
Valiant Holding AG	3,200	354,789
Valora Holding AG(1)	1,474	309,301
VAT Group AG(3)	1,537	438,912
Vontobel Holding AG	5,350	402,652
Zur Rose Group AG(1)(2)	1,100	366,094
Zurich Insurance Group AG	5,566	2,283,498

		$64,026,841

United Kingdom — 8.9%
3i Group PLC	23,056	$408,363
Admiral Group PLC	5,900	254,932
Assura PLC	231,800	238,628
AstraZeneca PLC	33,000	3,512,648
Atlantica Sustainable Infrastructure PLC(2)	7,100	273,705
Auto Trader Group PLC(1)(3)	65,800	518,017
Avast PLC(3)	84,100	554,834
Aviva PLC	80,319	444,047
B&M European Value Retail S.A.	40,600	317,368
BAE Systems PLC	53,000	370,217
Bellway PLC	5,400	269,379
Berkeley Group Holdings PLC	4,400	281,197
BHP Group PLC	59,700	1,797,852
Big Yellow Group PLC	13,089	216,580
BP PLC	709,300	2,969,375
British American Tobacco PLC	26,500	983,239
BT Group PLC(1)	536,600	1,223,954
Bunzl PLC	6,100	196,132
Burberry Group PLC(1)	9,000	256,169
Centamin PLC	159,300	236,217
Civitas Social Housing PLC	80,000	126,126
Compass Group PLC(1)	48,700	1,059,433
Countryside Properties PLC(1)(3)	32,015	229,448
Croda International PLC	5,987	559,305
Daily Mail & General Trust PLC, Class A	24,002	298,045
Derwent London PLC	8,000	367,979
Diploma PLC	3,800	150,439
Direct Line Insurance Group PLC	42,288	166,391
Domino’s Pizza Group PLC	39,048	206,019
Electrocomponents PLC	17,859	262,853
Equiniti Group PLC(1)(3)	48,600	117,443
Essentra PLC	29,000	127,388
Experian PLC	18,238	703,103
Farfetch, Ltd., Class A(1)	4,400	215,556
Ferguson PLC	3,745	472,342
Fresnillo PLC	32,200	366,150
G4S PLC(1)	65,386	221,488
Games Workshop Group PLC	1,807	270,758
GlaxoSmithKline PLC	113,400	2,095,603

Security	Shares	Value
Grainger PLC	92,602	$365,566
Great Portland Estates PLC	23,683	226,691
Greggs PLC(1)	7,435	242,598
Halma PLC	33,980	1,214,193
Hikma Pharmaceuticals PLC	9,900	333,621
Hill & Smith Holdings PLC	9,718	197,618
Hiscox, Ltd.(1)	11,000	123,127
HomeServe PLC	10,900	164,727
Howden Joinery Group PLC(1)	23,000	256,944
HSBC Holdings PLC	268,700	1,677,685
Ibstock PLC(3)	66,300	202,147
IG Group Holdings PLC	14,640	185,210
IMI PLC	12,880	283,033
Imperial Brands PLC	25,000	521,088
Inchcape PLC(1)	19,600	211,557
Intertek Group PLC	4,100	347,554
J Sainsbury PLC	46,200	151,744
John Laing Group PLC(3)	15,800	67,039
Kainos Group PLC	13,600	287,056
Kingfisher PLC(1)	47,900	236,466
Land Securities Group PLC	51,600	514,197
Lloyds Banking Group PLC	1,173,520	735,890
London Stock Exchange Group PLC	4,413	450,868
LondonMetric Property PLC	90,700	282,607
LXI REIT PLC	62,400	117,694
Manchester United PLC, Class A(2)	9,700	171,981
Marks & Spencer Group PLC(1)	83,100	181,287
Marshalls PLC(1)	23,600	236,959
Micro Focus International PLC ADR	50,400	355,320
Mondi PLC	19,940	541,246
Moneysupermarket.com Group PLC	34,300	129,351
National Grid PLC	244,616	3,083,517
Natwest Group PLC	146,005	396,230
NCC Group PLC	72,058	270,282
Next PLC(1)	3,900	420,288
Nomad Foods, Ltd.(1)	11,900	347,004
Ocado Group PLC(1)	12,900	373,441
Pearson PLC	61,614	706,840
Pennon Group PLC	48,800	697,055
Persimmon PLC	9,800	423,953
Phoenix Group Holdings PLC	17,800	174,614
Primary Health Properties PLC	175,969	367,554
QinetiQ Group PLC	19,500	89,382
Reckitt Benckiser Group PLC	11,400	1,015,029
RELX PLC	36,080	936,112
Renishaw PLC	4,500	388,543
Rentokil Initial PLC	39,000	269,540
Rightmove PLC	66,300	562,040
Rio Tinto PLC	27,400	2,294,946
Rotork PLC	45,595	216,713

Security	Shares	Value
Royal Dutch Shell PLC, Class A	150,900	$2,839,374
Royal Mail PLC(1)	29,400	201,425
RSA Insurance Group PLC	28,100	264,643
Safestore Holdings PLC	19,133	225,151
Sage Group PLC (The)	100,200	882,823
Savills PLC	20,718	341,388
Segro PLC	88,953	1,235,786
Serco Group PLC(1)	78,000	151,004
Severn Trent PLC	24,400	835,219
Shaftesbury PLC(1)(2)	42,565	369,920
Sirius Real Estate, Ltd.	213,547	299,865
Softcat PLC	18,500	489,829
Spectris PLC	13,500	606,419
Spirax-Sarco Engineering PLC	1,720	280,745
Spirent Communications PLC	89,600	317,186
St. James’s Place PLC	9,400	176,798
St. Modwen Properties PLC	44,169	264,915
Standard Chartered PLC	38,500	276,197
Standard Life Aberdeen PLC	48,718	186,699
Taylor Wimpey PLC	90,000	223,262
Telecom Plus PLC	12,700	228,146
THG PLC(1)	14,500	124,117
Tritax Big Box REIT PLC	152,000	399,429
UK Commercial Property REIT, Ltd.	77,300	85,896
Unilever PLC(7)	17,280	1,012,212
Unilever PLC(7)	25,541	1,491,370
United Utilities Group PLC	65,000	869,426
Vistry Group PLC	14,949	255,535
Vodafone Group PLC	1,379,000	2,602,447
WM Morrison Supermarkets PLC	148,000	355,449

		$65,277,544

Total Common Stocks (identified cost $585,297,785)		$723,322,545

Rights(1) — 0.0%(4)

Security	Shares	Value
Regis Resources, Ltd., Exp. 5/5/21	17,045	$0
Euronext NV, Exp. 5/11/21	5,000	58,610
LXI REIT PLC	7,200	1,203

Total Rights (identified cost $0)		$59,813

Short-Term Investments — 4.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	1,728,278	$1,728,278
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(9)	31,945,812	31,945,812

Description	Value
Total Short-Term Investments (identified cost $33,674,090)	$33,674,090

Total Investments — 103.3% (identified cost $618,971,875)	$757,056,448

Other Assets, Less Liabilities — (3.3)%	$(24,108,629)

Net Assets — 100.0%	$732,947,819

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at April 30, 2021. The aggregate market value of securities on loan at April 30, 2021 was $52,412,532 and the total market value of the collateral received by the Fund was $53,273,504, comprised of cash of $31,945,812 and U.S. government and/or agencies securities of $21,327,692.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $31,966,046 or 4.4% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(7)	Securities are traded on separate exchanges for the same entity.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.0%	$80,752,688
Industrials	10.6	77,894,039
Consumer Discretionary	10.2	74,859,660
Health Care	10.0	73,097,543
Information Technology	9.8	71,496,311
Consumer Staples	9.7	71,056,420
Materials	9.4	68,968,853
Communication Services	8.4	61,542,412
Real Estate	7.7	56,328,616
Utilities	6.6	48,698,655
Energy	5.3	38,687,161
Short-Term Investments	4.6	33,674,090

Total Investments	103.3%	$757,056,448

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at April 30, 2021.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2021, the value of the Fund’s investment in affiliated issuers and funds was $3,456,245, which represents 0.5% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended April 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc(1)	$—	$—	$—	$—	$19,618	$1,727,967	$33,126	324,800
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	5,041,104	20,185,488	(23,498,314)	—	—	1,728,278	896	1,728,278

Totals				$—	$19,618	$3,456,245	$34,022

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$4,247,945	$210,803,383		$0	$215,051,328
Developed Europe	6,742,454	484,993,830		0	491,736,284
Developed Middle East	3,026,206	13,508,727		—	16,534,933
Total Common Stocks	$14,016,605	$709,305,940	**	$0	$723,322,545
Rights	$58,610	$1,203		$—	$59,813
Short-Term Investments	31,945,812	1,728,278		—	33,674,090
Total Investments	$46,021,027	$711,035,421		$0	$757,056,448

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.